Cover	Jan. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2026
Entity File Number	001-38581
Entity Registrant Name	Allegro Merger Corp.
Entity Central Index Key	0001720025
Entity Tax Identification Number	82-2425125
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Third Avenue
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	319-7676
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false